BORROWINGS - Global Programs for the issuance of Notes (Details) $ in Thousands				1 Months Ended				12 Months Ended
	Aug. 06, 2024 ARS ($)	Aug. 06, 2024 USD ($)	Aug. 16, 2022 USD ($)	Dec. 31, 2024 ARS ($)	Jul. 31, 2024 USD ($) installment	Jun. 30, 2024 ARS ($)	Aug. 31, 2020 USD ($) installment	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ARS ($) installment	Dec. 31, 2022 ARS ($)	Sep. 30, 2025 ARS ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 PYG (₲)	Nov. 30, 2024	Oct. 31, 2024 USD ($)	Aug. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) installment	Dec. 31, 2023 USD ($) installment	Nov. 30, 2023 ARS ($) installment	Nov. 30, 2023 USD ($) installment	Jul. 31, 2023 USD ($) installment	Jun. 30, 2023 USD ($) installment	Feb. 28, 2023 USD ($) installment	Aug. 31, 2022 USD ($) installment	Mar. 31, 2022 USD ($) installment	Dec. 31, 2021 ARS ($) installment	Jun. 30, 2021 USD ($) installment	Mar. 31, 2021 PYG (₲) installment	Jan. 31, 2021 ARS ($) installment	Mar. 31, 2020 PYG (₲) installment	Jul. 31, 2019 USD ($) installment	Mar. 31, 2019 PYG (₲) installment	Dec. 28, 2017 USD ($)
BORROWINGS
Interest rate				100.00%				100.00%		100.00%			100.00%	100.00%					100.00%
Accounting balance				$ 3,510,186,000				$ 3,510,186,000		$ 5,652,100,000	$ 3,880,622,000
Funds received								1,459,335,000		1,030,968,000	704,806,000
Repayments								1,367,407,000		607,028,000	$ 565,011,000
Payment of interest and related expenses								390,956,000		$ 463,776,000
Payment of interests and related expenses								(390,956,000)
Repayment of bonds								$ 32,370,000
Fixed interest rate
BORROWINGS
Interest rate				90.00%				90.00%		75.00%			90.00%	90.00%					75.00%
Accounting balance				$ 3,173,840,000				$ 3,173,840,000		$ 4,254,844,000
Variable interest rate
BORROWINGS
Interest rate				10.00%				10.00%		25.00%			10.00%	10.00%					25.00%
Accounting balance				$ 336,346,000				$ 336,346,000		$ 1,397,256,000
Series 20
BORROWINGS
Amount involved				55,619,000				55,619,000					$ 59,700,000
Series 21 | Denominated in USD | installment payable on 07/2030
BORROWINGS
Percentage of installment payment					33.00%
Inter-American Investment Corporation (IIC)
BORROWINGS
Repayments									$ 135,000,000
Payment of interest and related expenses									5,000,000
Principal and payment of interest									140,000,000
Loan from International Finance Corporation (IFC) and Inter American Investment Corporation (IIC)
BORROWINGS
Repayments									342,000,000
Payment of interest and related expenses									31,000,000
Telecom Argentina | Series 1
BORROWINGS
Accounting balance													162,700,000
Principal and payment of interest									133,000,000
Telecom Argentina | Series 1 | Denominated in USD
BORROWINGS
Amount involved																																$ 400,000,000
Number of installments | installment																																1
Accounting balance				208,951,000				208,951,000		881,463,000
Telecom Argentina | Series 1 | Fixed interest rate | Denominated in USD
BORROWINGS
Interest rate																																8.00%
Telecom Argentina | Series 5
BORROWINGS
Repayments									20,000,000
Gain (Loss) on repurchase of debt notes								496,000
Telecom Argentina | Series 5 | Denominated in USD
BORROWINGS
Amount involved							$ 389,000,000
Number of installments | installment							4
Accounting balance				146,646,000				146,646,000		582,955,000
Repayment of bonds	$ 163,242,000	$ 128,300,000
Nominal residual capital									73,200,000
Telecom Argentina | Series 5 | Denominated in USD | Installment payable on 02/2023
BORROWINGS
Percentage of installment payment							3.00%
Telecom Argentina | Series 5 | Denominated in USD | Installment payable on 08/2023
BORROWINGS
Percentage of installment payment							30.00%
Telecom Argentina | Series 5 | Denominated in USD | Installment payable on 08/2024
BORROWINGS
Percentage of installment payment							33.00%
Telecom Argentina | Series 5 | Denominated in USD | Installment payable on 08/2025
BORROWINGS
Percentage of installment payment							34.00%
Telecom Argentina | Series 5 | Fixed interest rate | Denominated in USD
BORROWINGS
Interest rate							8.50%
Telecom Argentina | Series 8
BORROWINGS
Principal and payment of interest									5,000,000
Telecom Argentina | Series 8 | Denominated in USD
BORROWINGS
Accounting balance				7,136,000				7,136,000
Telecom Argentina | Series 8 | Denominated in ARS
BORROWINGS
Amount involved																														$ 134,000
Number of installments | installment																														1
Accounting balance				206,324,000				206,324,000		165,736,000
Gain (Loss) on repurchase of debt notes				65,000
Telecom Argentina | Series 8 | Fixed interest rate | Denominated in ARS
BORROWINGS
Interest rate																														4.00%
Telecom Argentina | Series 9 | Denominated in USD
BORROWINGS
Amount involved																												$ 92,000,000
Number of installments | installment																												1
Accounting balance										197,528,000
Telecom Argentina | Series 9 | Fixed interest rate | Denominated in USD
BORROWINGS
Interest rate																												2.75%
Telecom Argentina | Series 10 | Denominated in USD
BORROWINGS
Number of installments | installment																											1
Telecom Argentina | Series 10 | Denominated in ARS
BORROWINGS
Amount involved																											$ 127,000
Interest rate																											0.00%
Accounting balance				200,802,000				200,802,000		155,702,000
Telecom Argentina | Series 12 | Denominated in USD
BORROWINGS
Amount involved																									$ 75,000,000	$ 23,000,000
Number of installments | installment																									1	1
Accounting balance				129,708,000				129,708,000		226,462,000
Telecom Argentina | Series 12 | Fixed interest rate | Denominated in USD
BORROWINGS
Interest rate																									1.00%	1.00%
Telecom Argentina | Series 14 | Denominated in USD
BORROWINGS
Amount involved																								$ 62,400,000
Number of installments | installment																								1
Accounting balance				78,625,000				78,625,000		134,008,000
Telecom Argentina | Series 14 | Fixed interest rate | Denominated in USD
BORROWINGS
Interest rate																								1.00%
Telecom Argentina | Series 15
BORROWINGS
Notes and debentures issued				24,474,000				24,474,000					102,300,000
Telecom Argentina | Series 15 | Denominated in USD
BORROWINGS
Amount involved																							$ 87,400,000
Number of installments | installment																							1
Interest rate																							0.00%
Accounting balance				118,475,000				118,475,000		212,760,000
Telecom Argentina | Series 16
BORROWINGS
Notes and debentures issued				57,186,000				57,186,000					213,200,000
Telecom Argentina | Series 16 | Denominated in USD
BORROWINGS
Amount involved																						$ 180,400,000
Number of installments | installment																						1
Interest rate																						0.00%
Accounting balance				237,836,000				237,836,000		440,501,000
Telecom Argentina | Series 18
BORROWINGS
Notes and debentures issued				37,435,000				37,435,000					213,200,000
Funds received								56,906,000
Funds received through exchange of notes								13,512,000
Debt issuance cost				151,000				151,000
Telecom Argentina | Series 18 | Denominated in ARS
BORROWINGS
Amount involved																				$ 75,000
Number of installments | installment																				1	1
Accounting balance				140,443,000				140,443,000		115,216,000
Telecom Argentina | Series 18 | Fixed interest rate | Denominated in ARS
BORROWINGS
Interest rate																				1.00%	1.00%
Telecom Argentina | Series 19
BORROWINGS
Notes and debentures issued				17,058,000				17,058,000		18,102,000			48,300,000						$ 49,900,000
Telecom Argentina | Series 19 | Denominated in USD
BORROWINGS
Amount involved																			30,900,000		$ 34,600,000
Number of installments | installment																				1	1
Interest rate																				0.00%	0.00%
Accounting balance				106,415,000				106,415,000		$ 208,067,000
Telecom Argentina | Series 20
BORROWINGS
Funds received								46,210,000	51,800,000
Non-Cash proceeds from borrowings								9,128,000
Gain (Loss) on extinguishment of debt								500
Telecom Argentina | Series 20 | Denominated in USD
BORROWINGS
Amount involved																		$ 59,700,000
Number of installments | installment																		1
Accounting balance				105,392,000				105,392,000
Non-Cash proceeds from borrowings									9,800,000
Telecom Argentina | Series 20 | Fixed interest rate | Denominated in USD
BORROWINGS
Interest rate																		5.00%
Telecom Argentina | Notes series twenty additional borrowings
BORROWINGS
Funds received								20,225,000
Telecom Argentina | Notes series twenty additional borrowings | Denominated in USD
BORROWINGS
Amount involved																		$ 21,600,000
Funds received									21,600,000
Telecom Argentina | Series 21
BORROWINGS
Funds amounting									704,000,000
Payment of interests and related expenses									(38,000,000)
Gain (Loss) on extinguishment of debt						$ 312,000
Telecom Argentina | Series 21 | Denominated in USD
BORROWINGS
Number of installments | installment					3
Accounting balance				1,066,313,000				1,066,313,000
Telecom Argentina | Series 21 | Denominated in USD | installment payable on 07/2029
BORROWINGS
Percentage of installment payment					33.00%
Telecom Argentina | Series 21 | Denominated in USD | installment payable on 07/2031
BORROWINGS
Percentage of installment payment					34.00%
Telecom Argentina | Series 21 | Fixed interest rate | Denominated in USD
BORROWINGS
Interest rate					9.50%
Telecom Argentina | Series 21 (1)
BORROWINGS
Amount involved			$ 500,000,000
Net proceeds								648,368,000
Telecom Argentina | Series 21 (1) | Denominated in USD
BORROWINGS
Amount involved					$ 500,000,000
Telecom Argentina | Series 21 (2)
BORROWINGS
Amount involved					115,300,000												$ 115,300,000
Telecom Argentina | Series 21 (2) | Denominated in USD
BORROWINGS
Amount involved					$ 115,300,000
Telecom Argentina | Series 21 (3)
BORROWINGS
Amount involved				2,500,000				2,500,000										$ 1,900,000
Telecom Argentina | Series 21 (3) | Denominated in USD
BORROWINGS
Amount involved																	1,900,000
Telecom Argentina | Series 21 (4)
BORROWINGS
Amount involved																$ 200,000,000
Funds received								268,253,000	211,000,000
Telecom Argentina | Series 21 (4) | Denominated in USD
BORROWINGS
Amount involved																$ 200,000,000
Telecom Argentina | Series 22
BORROWINGS
Amount involved				31,732,000				31,732,000					33,700,000
Funds received								31,574,000
Telecom Argentina | Series 22 | Denominated in USD
BORROWINGS
Amount involved																	$ 33,700,000
Number of installments																	1
Accounting balance				42,620,000				42,620,000
Telecom Argentina | Series 22 | Fixed interest rate | Denominated in USD
BORROWINGS
Interest rate																	2.00%
Telecom Argentina | Series 23
BORROWINGS
Amount involved													75,000,000
Funds received									$ 74,700,000
Telecom Argentina | Series 23 | Denominated in USD
BORROWINGS
Amount involved																			$ 75,000,000
Number of installments | installment										1									1
Accounting balance				94,661,000				94,661,000
Telecom Argentina | Series 23 | Fixed interest rate | Denominated in USD
BORROWINGS
Interest rate															7.00%
Telecom Argentina | Current currency
BORROWINGS
Notional value of UVA's exchanged													$ 34,100,000
Telecom Argentina | Current currency | Series 15
BORROWINGS
Notes and debentures issued				134,339,000				134,339,000
Telecom Argentina | Current currency | Series 16
BORROWINGS
Notes and debentures issued				301,265,000				301,265,000
Telecom Argentina | Current currency | Series 18
BORROWINGS
Notes and debentures issued				124,746,000				124,746,000
Funds received								79,214,000
Funds received through exchange of notes								45,026,000
Debt issuance cost				505,000				505,000
Telecom Argentina | Current currency | Series 19
BORROWINGS
Notes and debentures issued				56,843,000				56,843,000				$ 48,079,000
Telecom Argentina | Current currency | Series 20
BORROWINGS
Funds received								68,272,000
Non-Cash proceeds from borrowings								13,486,000
Telecom Argentina | Current currency | Notes series twenty additional borrowings
BORROWINGS
Funds received								29,880,000
Telecom Argentina | Current currency | Series 21 (1)
BORROWINGS
Net proceeds			$ 493,000,000
Telecom Argentina | Current currency | Series 21 (2)
BORROWINGS
Amount involved				146,419,000				146,419,000
Telecom Argentina | Current currency | Series 22
BORROWINGS
Funds received								43,167,000
Telecom Argentina | Current currency | Series 23
BORROWINGS
Funds received								94,448,000
Telecom Argentina | Maximum | Term Notes
BORROWINGS
Amount of maximum borrowing capacity																																		$ 3,000,000,000
Nucleo
BORROWINGS
Maximum outstanding amount				3,200,000				3,200,000						₲ 500,000,000,000
Nucleo | Series 1
BORROWINGS
Amount involved | ₲																																	₲ 120,000,000,000
Number of installments | installment																																	1
Accounting balance										$ 35,149,000
Nucleo | Series 1 | Fixed interest rate
BORROWINGS
Interest rate																																	9.00%
Nucleo | Series 2
BORROWINGS
Amount involved | ₲																																	₲ 30,000,000,000
Number of installments | installment																																	1
Accounting balance										8,753,000
Nucleo | Series 2 | Fixed interest rate
BORROWINGS
Interest rate																																	9.00%
Nucleo | Series 3
BORROWINGS
Amount involved | ₲																															₲ 100,000,000,000
Number of installments | installment																															1
Accounting balance				16,174,000				16,174,000		29,327,000
Nucleo | Series 3 | Fixed interest rate
BORROWINGS
Interest rate																															8.75%
Nucleo | Series 4
BORROWINGS
Amount involved | ₲																													₲ 130,000,000,000
Number of installments | installment																													1
Accounting balance				21,351,000				21,351,000		38,666,000
Nucleo | Series 4 | Fixed interest rate
BORROWINGS
Interest rate																													7.10%
Nucleo | Series 5
BORROWINGS
Amount involved | ₲																													₲ 120,000,000,000
Number of installments | installment																													1
Accounting balance				$ 19,729,000				$ 19,729,000		$ 35,729,000
Nucleo | Series 5 | Fixed interest rate
BORROWINGS
Interest rate																													8.00%